INCOME TAXES (Schedule of deferred income tax assets and liabilities) (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax assets (liabilities)
Non-capital losses carried forward	$ 2,214,000	$ 78,000
Share issuance costs	19,000
Total gross deferred income tax assets	2,233,000	78,000
Unrecognized deferred income tax assets	(2,128,000)	(78,000)
Net deferred income tax asset (liabilities)	105,000
Intangible assets	(694,000)
Net deferred income tax asset (liabilities)	$ (589,000)